Accrued Expenses and Other Liabilities (Details) - Schedule of Accrued Expenses and Other Liabilities ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of the Accrued Expenses and Other Liabilities [Abstract]
Payroll and welfare payables	¥ 2,369	$ 327	¥ 1,846
Loan from a third party	19,965	2,753	13,104
Interest payables	881	39	639
Customer deposit	282	121	301
Payables for purchase of property and equipment	1,051	145	964
Accrued expenses	3,170	437	10,928
Deferred consideration in relation to investment	2,300	317	5,300
Others	412	57	653
Total accrued expenses and other current liabilities	¥ 30,430	$ 4,196	¥ 33,735